Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Summary Of Aggregate Maturities

2022	$94
2023	609
Total	$703

Schedule Of Convertible Notes Payable

	Fixed			Principal Outstanding as of
	Conversion	Interest		June 30,	December 31,
Description	Rate	Rate	Maturity Date	2022	2021
Convertible notes dated September 10, 2018	$0.40	8.0%	September 7, 2023	$200	$200
Convertible note dated September 19, 2018	$0.57	8.0%	September 19, 2023	425	425
Convertible notes dated February/March 2019	$0.25	8.0%	February 28, 2024 to March 13, 2024	750	750
Convertible notes dated June/July 2019	$0.10	8.0%	June 7, 2024 to July 15, 2024	295	320
Convertible notes dated July 18, 2019	$0.08	7.5%	July 18, 2024	700	700
Convertible notes dated September 13, 2019	$0.10	8.0%	September 13, 2024	50	50
Convertible notes dated January 8, 2020	$0.13	8.0%	January 8, 2025 [1]	450	450
Convertible notes dated May/June 2022	$0.13	8.0%	May 10, 2027 to June 30, 2027	1,410	-
Total principal balance				$4,280	$2,895

[1]The maturity date may be extended by one-year increments for up to an additional five years at the holders’ option at a reduced interest rate of 2%.

	Fixed
	Conversion	Interest		December 31,
Description	Rate	Rate	Maturity Date	2021	2020
Convertible notes dated September 10, 2018	$0.40	8.0%	September 10, 2023	$200	$600
Convertible notes dated September 19, 2018	$0.57	8.0%	September 19, 2023	425	425
Convertible notes dated February/March 2019	$0.25	8.0%	February 28, 2024 to March 13, 2024	750	1,300
Convertible notes dated June/July 2019	$0.10	8.0%	June 7, 2024 to July 15, 2024	320	340
Convertible notes dated July 18, 2019	$0.08	7.5%	July 18, 2024	700	700
Convertible notes dated September 13, 2019	$0.10	8.0%	September 13, 2024	50	50
Convertible notes dated January 8, 2020	$0.13	8.0%	January 8, 2025 1	450	450
Total principal balance				2,895	3,865
Less unamortized discount				-	847
				$2,895	$3,018

[1] The maturity date may be extended by one-year increments for up to an additional five years at the holder’s option at a reduced interest rate of 2%.

Secured Debt [Member]
Debt Instrument [Line Items]
Reconciliation Of Secured And Unsecured Contingent Obligation At Fair Value

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Secured contingent payment obligation, beginning of period	$37,372	$33,057
Change in fair value	1,240	4,315
Secured contingent payment obligation, end of period	$38,612	$37,372

	2021	2020
Secured contingent payment obligation, beginning of year	$33,057	$26,651
Change in fair value	4,315	6,406
Secured contingent payment obligation, end of year	$37,372	$33,057

Unsecured Debt [Member]
Debt Instrument [Line Items]
Reconciliation Of Secured And Unsecured Contingent Obligation At Fair Value

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Unsecured contingent payment obligations, beginning of period	$5,691	$5,222
Issuance of contingent payment rights	-	412
Change in fair value	(843)	57
Unsecured contingent payment obligations, end of period	$4,848	$5,691

	2021	2020
Unsecured contingent payment obligations, beginning of period	$5,222	$-
Reclassification of other liabilities	-	1,003
Issuance of contingent payment rights	412	2,258
Change in fair value	57	1,961
Unsecured contingent payment obligations, end of period	$5,691	$5,222